Schedule I—Parent Company Financial Information (Details) - Parent Company Statements of Cash Flows - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income	$ 1,506,702	$ 2,133,188
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries	(1,796,702)	(2,008,806)
Changes in operating assets and liabilities:
Advance to supplier	25,000	(25,000)
Amounts due to related parties	437,179	396,691
Net cash provided by operating activities	172,179	496,073
Cash flows from financing activities:
Paid-in capital		50
Dividends paid		(352,123)
Payment of offering costs	(172,179)	(144,000)
Net cash (used in) provided by financing activities.	(172,179)	(496,073)
Net (decrease) increase in cash and cash equivalents
Cash and cash equivalents at the beginning of the year
Cash and cash equivalents at the end of the year